THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCK (95.4%)
AUSTRALIA (1.9%)
AMP Ltd. (Insurance)(s)..........................      149,100   $  1,304,995
Broken Hill Proprietary Co. Ltd. (Metals &
  Mining)(s).....................................      101,105      1,087,861
CSR Ltd. (Building Materials)(s).................      477,400      1,044,608
Lend Lease Corp. Ltd. (Financial Services)(s)....       58,100        629,072
National Australia Bank Ltd. (Banking)(s)........      123,605      1,692,014
Southcorp Ltd. (Food, Beverages & Tobacco)(s)....      402,500      1,254,378
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................      329,200      1,409,924
Telstra Corp. Ltd.- Installment Receipt
  (Telecommunication Services)(s)................      138,596        354,213
Westpac Banking Corp. Ltd. (Banking)(s)..........      178,100      1,135,858
WMC Ltd. (Metals & Mining)(s)....................      178,900        742,198
                                                                 ------------
                                                                   10,655,121
                                                                 ------------

AUSTRIA (0.1%)
Bank Austria AG (Banking)(s).....................       12,731        566,132
                                                                 ------------

BELGIUM (0.1%)
Real Software (Computer Software)+(s)............        3,355        227,305
Ubizen (Computer Software)+(s)...................        3,601        508,616
                                                                 ------------
                                                                      735,921
                                                                 ------------

DENMARK (0.2%)
Novo Nordisk A/S (Pharmaceuticals)(s)............        6,782        911,838
                                                                 ------------

FINLAND (3.0%)
Nokia OYJ (Telecommunications-Equipment)(s)......      208,383     11,981,928
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................       11,069        419,601
Sonera OYJ (Telecommunication Services)(s).......       16,248        895,757
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
FINLAND (CONTINUED)
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................      206,524   $  2,087,616
Tietoenator OYJ Abp (Computer Software)(s).......       17,202        830,787
                                                                 ------------
                                                                   16,215,689
                                                                 ------------

FRANCE (10.6%)
Alcatel (Telecommunications-Equipment)(s)........       22,365      5,196,897
Alstom SA (Railroads)(s).........................       59,251      1,479,925
Aventis SA (Pharmaceuticals)(s)..................       16,155        890,630
AXA (Insurance)(s)...............................       24,931      3,705,345
Banque Nationale de Paris (Financial
  Services)(s)...................................       38,137      3,089,465
Carrefour SA (Retail)(s).........................       21,814      1,423,257
Castorama Dubois Investissement SA (Retail)(s)...        4,255        930,563
Christian Dior SA (Retail)(s)....................        6,659      1,586,776
CNP Assurances (Insurance)(s)....................       21,900        639,798
Coface (insurance)+(s)...........................        7,894        726,530
Coflexip SA (Oil-Services)+(s)...................        7,798        760,330
Fimatex (Financial Services)+(s).................       57,066      1,180,425
France Telecom SA (Telecommunication
  Services)(s)...................................       11,571      1,794,591
Genset SA (Biotechnology)+(s)....................       12,636        949,945
Groupe Danone (Food, Beverages & Tobacco)(s).....       12,062      2,643,440
Havas Advertising SA (Broadcasting &
  Publishing)(s).................................        1,820        910,498
Lafarge (Building Materials)(s)..................       25,373      2,106,324
Lagardere S.C.A. (Multi - Industry)(s)...........       17,144      1,163,867
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................        3,161      1,329,613
Pinault-Printemps-Redoute SA (Retail)(s).........        3,194        645,843
Renault SA (Automotive)(s).......................       28,744      1,309,641
Rhodia SA (Chemicals)(s).........................        4,700         87,370
Sanofi-Synthelabo SA (Pharmaceuticals)+(s).......       39,874      1,491,551
STMicroelectronics NV (Electronics)(s)...........        9,311      1,780,918

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
FRANCE (CONTINUED)
Suez Lyonnaise des Eaux SA (Utilities)(s)........       10,315   $  1,621,412
Total Fina SA, B Shares (Oil-Services)(s)........       58,214      8,853,578
Usinor SA (Metals & Mining)(s)...................       65,153        857,901
Vivendi (Utilities)(s)...........................       89,907      8,913,688
                                                                 ------------
                                                                   58,070,121
                                                                 ------------

GERMANY (7.8%)
Allianz AG (Insurance)(s)........................        9,615      3,708,793
BASF AG (Chemicals)(s)...........................       77,936      3,415,293
Bayer AG (Chemicals)(s)..........................       83,858      3,502,107
Brokat Infosystems AG (Computer Software)+(s)....        7,602        925,485
Consors Discount Broker AG (Financial
  Services)+(s)..................................       10,410      1,175,323
DaimlerChrysler AG (Automotive)(s)...............       32,602      1,905,794
Deutsche Bank AG (Banking)(s)....................       43,684      2,941,724
Deutsche Lufthansa AG (Airlines)(s)..............       21,500        447,672
Deutsche Telekom (Utilities)(s)..................       91,598      5,958,795
Dresdener Bank AG (Banking)(s)...................       17,540        724,200
Entrium Direct Bankers AG (Banking)+(s)..........       25,900        970,011
Intershop Communications AG (Computer
  Software)+(s)..................................        1,950        868,864
Marschollek, Lautenschlaeger und Partner AG
  (Financial Services)(s)........................        3,485      1,856,031
Marshollek, Lautenschlaeger und Parner AG
  (Insurance)(s).................................          200         70,530
Metallgesellschaft AG (Diversified
  Manufacturing)(s)..............................       29,428        456,410
Metro AG (Retail)(s).............................       26,422      1,030,492
PrimaCom AG (Broadcasting)+(s)...................       14,839      1,142,606
SAP AG (Computer Software)(s)....................        3,837      1,800,670
Schering AG (Pharmaceuticals)(s).................       10,848      1,537,146
Siemens AG (Electrical Equipment)(s).............       23,621      3,508,496
ThyssenKrupp AG (Diversified
  Manufacturing)+(s).............................       49,697      1,046,110
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
GERMANY (CONTINUED)
Veba AG (Utilities)(s)...........................       45,089   $  2,268,009
Viag AG (Diversified Manufacturing)(s)...........       59,309      1,159,806
                                                                 ------------
                                                                   42,420,367
                                                                 ------------

HONG KONG (1.8%)
Bank of East Asia Ltd. (Banking)(s)..............      558,800      1,208,825
Cheung Kong Holdings Ltd. (Real Estate)(s).......      174,000      2,077,492
China Telecom Ltd. (Telecommunication
  Services)+(s)..................................      162,000      1,169,889
Hongkong Electric Holdings Ltd. (Electric)(s)....      325,500      1,015,464
Hutchison Whampoa Ltd.
  (Multi - Industry)(s)..........................      192,000      2,797,720
SmarTone Telecommunications Holdings Ltd.
  (Telecommunication Services)(s)................      269,000        842,654
Sunevision Holdings Ltd. (Computer
  Systems)+(s)...................................      599,000        780,549
                                                                 ------------
                                                                    9,892,593
                                                                 ------------

IRELAND (0.6%)
Bank of Ireland (Banking)(s).....................       51,833        349,521
CRH PLC (Building Materials)(s)..................       51,400        824,348
Fyffes PLC (Wholesale & International
  Trade)(s)......................................       11,000         18,544
Irish Life and Permanent PLC (Financial
  Services)(s)...................................       71,498        592,885
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................      570,629      1,247,958
                                                                 ------------
                                                                    3,033,256
                                                                 ------------

ITALY (3.0%)
Banca Fideuram SPA (Financial Services)(s).......       87,496      1,307,576
Banca Popolare di Milano (Banking)(s)............      127,947        764,837
Bipop (Financial Services)(s)....................       10,018        912,885

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
ITALY (CONTINUED)
Credito Emiliano SpA (Banking)(s)................      193,374   $    549,778
ENI SPA (Oil-Services)(s)........................      471,787      2,351,626
Fiat SpA (Automotive)(s).........................       36,000        884,746
Mediolanum SPA (Financial Services)(s)...........       83,064      1,381,372
Saipem SpA (Oil-Services)(s).....................      136,800        678,141
Telecom Italia Mobile SpA
  (Telecommunications)(s)........................      388,010      3,712,507
Telecom Italia SPA (Telecommunication
  Services)(s)...................................      189,476      2,655,496
UniCredito Italiano SPA (Financial
  Services)(s)...................................      287,272      1,167,517
                                                                 ------------
                                                                   16,366,481
                                                                 ------------

JAPAN (26.0%)
Advantest Corp. (Electronics)(s).................        5,600      1,280,370
Aiful Corp. (Banking)(s).........................        8,625        869,882
Ajinomoto Co., Inc. (Food, Beverages &
  Tobacco)(s)....................................      125,000      1,428,406
Asahi Bank Ltd. (Banking)(s).....................      280,000      1,347,213
Bank of Fukuoka Ltd. (Banking)(s)................      174,000      1,147,925
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....      226,000      2,915,050
Bridgestone Corp. (Chemicals)(s).................       92,000      1,996,206
Citizen Watch Co. (Retail)+(s)...................      144,000      1,079,251
Daiwa Securities Group, Inc. (Financial
  Services)+(s)..................................       43,000        656,489
DDI Corp. (Telecommunications)(s)................          149      1,709,554
Ebara Corp. (Machinery)(s).......................      252,000      2,912,311
Fuji Bank Ltd. (Banking)(s)......................      208,000      1,732,130
Fuji Heavy Industries, Ltd. (Truck & Freight
  Carriers)(s)...................................      176,000      1,343,511
Fujitsu Ltd. (Computer Systems)(s)...............      188,000      5,322,970
Hitachi Ltd. (Electrical Equipment)(s)...........      204,000      2,434,976
Hitachi Software Engineering Co. (Computer
  Software)(s)...................................        5,100        521,443
Honda Motor Co. Ltd. (Automotive)(s).............      116,000      5,184,178
Ito - Yokado Co. Ltd. (Retail)(s)................       18,000      1,314,087
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
JAPAN (CONTINUED)
Kaken Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(s)...........................       58,000   $    327,365
Kawasaki Steel Corp. (Metals & Mining)(s)........      559,000        868,952
Macnica, Inc. (Distributors)(s)..................        3,900        690,326
Marui Co. Ltd. (Retail)(s).......................       70,000      1,314,828
Matsushita Electric Industrial Co., Ltd.
  (Electronics)(s)...............................      130,000      3,440,204
Minebea Co. Ltd. (Capital Goods)(s)..............      251,000      3,065,649
Mitsubishi Chemical Corp. (Chemicals)(s).........      956,000      3,830,192
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................      435,000      3,783,484
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......      112,000      1,259,126
Mitsui Marine & Fire Insurance Co. Ltd.
  (Insurance)(s).................................      137,000        602,128
NAMCO Ltd. (Entertainment, Leisure & Media)(s)...       29,000      1,183,345
NEC Corp. (Computer Systems)(s)..................      138,000      3,754,060
Nintendo Co. Ltd. (Retail)(s)....................        9,400      1,565,579
Nippon Meat Packers, Inc. (Food, Beverages &
  Tobacco)(s)....................................        4,000         50,520
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................          747      9,261,901
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................      811,000      3,226,741
Nishimatsu Construction Co., Ltd.
  (Construction & Housing)(s)....................      423,000      1,350,312
Nissan Motor Co. Ltd. (Automotive)+(s)...........      373,000      1,694,592
Nisshin Steel Co. Ltd. (Metals & Mining)(s)......       29,000         29,248
Omron Corp. (Electrical Equipment)(s)............       25,000        680,083
Oriental Land Co. Ltd. (Restaurants &
  Hotels)(s).....................................        8,800        933,944
Osaka Gas Co. Ltd. (Natural Gas)(s)..............      562,000      1,534,027
Paris Miki, Inc. (Retail)(s).....................        3,640        231,721
Pioneer Corp. (Electronics)(s)...................       86,000      2,347,444
Promise Co. Ltd (Financial Services)(s)..........       33,800      2,736,526

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
JAPAN (CONTINUED)
Ricoh Co. Ltd. (Electrical Equipment)(s).........      124,000   $  2,615,961
Rohm Co. Ltd. (Electronics)(s)...................        9,400      3,148,554
Sanyo Electric Co. Ltd. (Electronics)(s).........      124,000        827,240
Sekisui Chemical Co. Ltd. (Chemicals)(s).........      217,000        795,114
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................        3,280        585,741
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)(s)........................      165,000        641,221
Softbank Corp. (Computer Software)(s)............       17,400      4,282,582
Sony Corp. (Electronics)(s)......................       40,700      4,673,486
Sony Corp.- New (Electronics)+(s)................       40,700      4,707,379
Sumitomo Bakelite Co. Ltd. (Chemicals)(s)........       70,000        770,113
Sumitomo Bank Ltd. (Banking)(s)..................       91,000      1,137,553
Sumitomo Rubber Industries Ltd. (Automotive
  Supplies)(s)...................................      253,000      1,322,646
Sumitomo Trust and Banking Co. (Banking)(s)......      157,000      1,147,629
Suzuki Motor Corp. (Automotive)(s)...............       73,000      1,086,810
Taiheiyo Cement Corp. (Building Materials)(s)....      239,000        340,560
Takeda Chemical Industries Ltd. (Chemicals)(s)...       71,000      4,670,923
Takefuji Corp. (Financial Services)(s)...........        9,900      1,047,023
TDK Corp. (Computer Peripherals)(s)..............        7,000        937,220
The Chuo Mitsui Trust and Banking Co. Ltd.
  (Banking)(s)...................................       48,300        217,646
Tokuyama Corp. (Chemicals)(s)....................      170,000        811,659
Tokyo Electric Power Co., Inc. (Electric)(s).....       76,500      1,804,997
Tokyo Electron Ltd. (Electronics)(s).............       15,000      2,444,136
Tokyo Gas Co. Ltd. (Natural Gas)(s)..............      387,000        852,241
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................      153,000        383,650
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
JAPAN (CONTINUED)
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)(s).................................      203,000   $  2,122,508
Tostem Corp. (Construction & Housing)(s).........       81,000      1,192,422
Toyo Trust & Banking Co. Ltd. (Banking)(s).......      274,000      1,001,434
Toyota Motor Corp. Ltd. (Automotive)(s)..........       92,000      4,571,270
Uny Co. Ltd. (Retail)(s).........................      141,000      1,487,300
Welfide Corp. (Pharmaceuticals)(s)...............       62,000        871,987
West Japan Railway Co. (Railroads)(s)............          881      3,032,450
Yamaha Corp. (Electronics)(s)....................       13,000         88,050
Yamanouchi Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(s)...........................       23,000      1,215,175
York - Benimaru Co. Ltd. (Retail)(s).............       15,000        383,067
                                                                 ------------
                                                                  142,175,996
                                                                 ------------

LUXEMBOURG (0.3%)
Carrier 1 International SA (Telecommunication
  Services)+(s)..................................        8,098        667,823
Compagnie Luxembourgeoise pour l'Audio-Visuel et
  la Finance (Audiofina) (Broadcasting &
  Publishing)(s).................................        7,673        947,413
                                                                 ------------
                                                                    1,615,236
                                                                 ------------

NETHERLANDS (5.4%)
Buhrmann NV (Wholesale & International
  Trade)(s)......................................       23,100        596,761
Equant NV (Information Processing)+(s)...........       33,473      2,597,253
Getronics NV (Computer Systems)(s)...............       19,361      1,157,355
Heineken NV (Food, Beverages & Tobacco)(s).......       46,022      2,558,176
ING Groep NV (Financial Services)(s).............       54,890      3,002,094
Koninklijke (Royal) Philips Electronics NV
  (Electronics)(s)...............................      125,840      5,626,908

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
NETHERLANDS (CONTINUED)
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................       21,984   $    819,342
KPN NV (Telecommunication Services)(s)...........       34,510      3,485,906
Lycos Europe N.V. (Computer Systems)+(s).........       50,932        779,713
Royal Dutch Petroleum Co. (Oil-Services)(s)......       81,603      4,714,443
United Pan-Europe Communications N.V.
  (Broadcasting)+(s).............................       47,052      1,716,322
Versatel Telecom International NV
  (Telecommunication Services)+(s)...............       28,139      1,130,791
VIA NET.WORKS, Inc. (Computer Software)+(s)......       28,279        510,228
VNU NV (Broadcasting & Publishing)(s)............       20,300      1,088,623
                                                                 ------------
                                                                   29,783,915
                                                                 ------------

NEW ZEALAND (0.5%)
Fletcher Challenge Building (Building
  Materials)(s)..................................      252,500        239,389
Fletcher Challenge Energy (Gas Exploration)(s)...      141,100        325,858
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................      700,500        786,734
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................      287,300      1,215,242
                                                                 ------------
                                                                    2,567,223
                                                                 ------------
NORWAY (0.1%)
EDB Business Partner ASA (Computer
  Software)(s)...................................        3,303         43,563
EDB Business Partner ASA (Computer
  Software)(s)...................................        3,303            869
Schibsted ASA (Broadcasting & Publishing)(s).....       21,474        446,425
                                                                 ------------
                                                                      490,857
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

PORTUGAL (0.1%)
PT MULTIMEDIA - Servicos de Telecomunicacoes e
  Multimedia SGPS SA (Telecommunication
  Services)+(s)..................................       11,602   $    811,421
                                                                 ------------

SINGAPORE (0.7%)
DBS Group Holdings Ltd. (144A) (Financial
  Services)(s)...................................      155,265      2,136,883
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................       53,000      1,036,720
Venture Manufacturing Ltd. (Manufacturing)(s)....       65,000        761,347
                                                                 ------------
                                                                    3,934,950
                                                                 ------------

SPAIN (3.6%)
Amadeus Global Travel Distribution SA
  (Transport & Services)+(s).....................       63,529        787,310
Banco Bilbao Vizcaya SA (Banking)(s).............      130,194      1,779,579
Banco Santander Central Hispano, SA
  (Banking)(s)...................................      168,151      1,757,510
Endesa SA (Electric)(s)..........................      182,913      3,976,949
Iberdrola SA (Electric)(s).......................       75,169        966,498
Indra Sistemas SA (Electronics)(s)...............       46,897      1,103,836
Repsol-YFP, SA (Oil-Production)(s)...............      154,802      3,173,907
Telefonica SA (Telecommunication Services)+(s)...      263,560      5,879,305
                                                                 ------------
                                                                   19,424,894
                                                                 ------------

SWEDEN (3.6%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....       38,113      1,068,509
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................      123,661     11,008,357
Hennes & Mauritz AB (H&M) (Retail)(s)............       18,817        500,217
Investor AB (Holding Companies)(s)...............       71,998      1,013,263

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
SWEDEN (CONTINUED)
Modern Times Group MTG AB (Broadcasting &
  Publishing)+(s)................................       15,905   $    783,436
OM Gruppen AB (Financial Services)(s)............          300         12,465
Skandia Forsakrings AB (Insurance)(s)............       60,461      2,897,104
Skandinaviska Ensklida Banken (SEB)
  (Banking)(s)...................................      150,798      1,650,643
Tele1 Europe Holding AB
  (Telecommunications)(s)........................       34,908        549,763
                                                                 ------------
                                                                   19,483,757
                                                                 ------------

SWITZERLAND (6.6%)
ABB Ltd. (Holding Companies)(s)..................       15,881      1,786,093
ABB Ltd. (Holding Companies)(s)..................        9,165      1,023,679
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................          719      1,751,008
Credit Suisse Group (Financial Services)(s)......       22,707      4,111,148
Fantastic Corp. (Computer Software)+(s)..........       21,315        390,406
Nestle SA (Food, Beverages & Tobacco)(s).........        2,855      5,044,580
Novartis AG (Pharmaceuticals)(s).................        3,376      4,726,989
Roche Holding AG (Pharmaceuticals)+(s)...........          618      6,469,154
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................        1,762        935,022
SGS-Thomson Microelectronics NV
  (Electronics)(s)...............................          590        919,035
Swisscom AG (Telecommunication Services)(s)......        7,826      2,765,596
The Swatch Group (Electronics)(s)................          457        490,867
UBS AG (Banking)+(s).............................       15,761      3,870,400
Zurich Allied AG (Insurance)(s)..................        4,684      1,995,566
                                                                 ------------
                                                                   36,279,543
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

UNITED KINGDOM (19.4%)
3i Group PLC (Financial Services)(s).............       68,900   $  1,389,643
ARM Holdings PLC (Computer Software)+(s).........      109,500      1,122,242
AstraZeneca Group PLC (Pharmaceuticals)(s).......       34,500      1,451,580
Baltimore Technologies PLC (Computer
  Systems)(s)....................................        2,400        242,704
Bank of Scotland (Banking)(s)....................       76,657        683,088
BG Group PLC (Gas Exploration)(s)................      214,677      1,286,517
Billiton PLC (Metals & Mining)(s)................      264,300        986,317
BP Amoco PLC (Oil-Production)(s).................    1,187,812     10,305,770
British Aerospace PLC (Aerospace)(s).............      208,983      1,288,363
British Airways PLC (Airlines)(s)................       60,000        312,392
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................       47,499        288,554
British Sky Broadcasting Group PLC
  (Broadcasting & Publishing)+(s)................      103,300      2,545,728
British Telecommunications PLC
  (Telecommunications)(s)........................      329,900      5,941,400
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................       56,700        943,078
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................       25,700        386,043
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................      283,700      1,948,745
Carlton Communications PLC (Entertainment,
  Leisure & Media)(s)............................       52,000        629,761
Celltec Group PLC (Pharmaceuticals)+(s)..........       39,000        641,965
CMG PLC (Computer Systems)(s)....................       10,900        709,157
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................       81,000      1,154,608
Corus Group PLC (Metals & Mining)(s).............      297,700        400,598
Dixons Group PLC (Retail)(s).....................      188,619        773,246

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
UNITED KINGDOM (CONTINUED)
Enterprise Oil PLC (Oil-Production)(s)...........       44,200   $    326,953
FirstGroup PLC (Transport & Services)(s).........      101,000        237,842
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........      232,900      7,219,135
Glynwed International PLC (Metals & Mining)(s)...      236,101        820,129
Great Universal Stores PLC (Retail)(s)...........      136,100        825,203
Hanson PLC (Building Materials)(s)...............      120,500        889,939
Hays PLC (Commercial Services)(s)................      121,200        836,794
Hilton Group Lpc. (Restaurants & Hotels)(s)......      178,900        754,398
HSBC Holdings PLC (Financial Services)(s)........      282,100      3,138,368
Imperial Chemical Industries PLC
  (Chemicals)(s).................................       70,000        602,410
Jazztel PLC (Telecommunication Services)+(s).....        8,687        431,421
Kingfisher PLC (Retail)(s).......................      114,500        941,924
Lloyds TSB Group PLC (Banking)(s)................      435,250      4,276,905
Marconi PLC (Telecommunications-Equipment)(s)....      183,000      2,295,016
MEPC PLC (Real Estate)(s)........................      166,565      1,132,413
MFI Furniture Group PLC (Household
  Products)(s)...................................      438,958        473,918
National Power PLC (Electric)(s).................      126,589        576,395
Newco (Finance)(s)...............................       27,900        130,965
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................      211,421        335,773
Nycomed Amersham PLC (Medical Supplies)(s).......      105,464        810,246
Ocean Group PLC (Transport & Services)(s)........       46,000        884,588
Pearson PLC (Broadcasting & Publishing)(s).......       62,000      2,144,923
Prudential Corp. PLC (Insurance)(s)..............      125,700      1,939,293
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
UNITED KINGDOM (CONTINUED)
Reckitt Benckiser PLC (Household Products)(s)....      108,293   $  1,111,566
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................      125,200      2,250,897
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................      231,554      1,298,891
Royal Bank of Scotland Group PLC (Banking)(s)....       98,300      1,532,717
Schroders PLC (Financial Services)(s)............       27,900        426,511
ScottishPower PLC (Electric)(s)..................      152,900      1,230,306
Sema Group PLC (Computer Software)(s)............       46,700        754,098
Smith & Nephew PLC (Medical Supplies)(s).........      181,200        524,519
SmithKline Beecham PLC (Pharmaceuticals)(s)......      384,300      5,282,547
Standard Chartered PLC (Banking)(s)..............       87,900      1,184,195
Tesco PLC (Retail)(s)............................      424,700      1,455,317
The Sage Goup PLC (Broadcasting &
  Publishing)(s).................................      109,500      1,218,190
TI Group PLC (Diversified Manufacturing)(s)......       68,000        371,069
Trinity Mirror PLC (Broadcasting &
  Publishing)(s).................................       47,000        366,601
United News & Media PLC (Broadcasting &
  Publishing)(s).................................       39,000        498,560
Vodafone AirTouch PLC (Telecommunications)(s)....    3,624,901     16,703,698
Williams PLC (Diversified Manufacturing)(s)......       95,000        538,844
Woolwich PLC (Financial Services)(s).............      147,200        718,035
WPP Group PLC (Broadcasting & Publishing)(s).....       61,200        990,155
                                                                 ------------
                                                                  105,913,166
                                                                 ------------
  TOTAL COMMON STOCK (COST $398,571,660).........                 521,348,477
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
CONVERTIBLE PREFERRED STOCKS (0.1%)
JAPAN (0.1%)
AB International Cayman Trust, 0.500% (Banking)
  (cost $340,225)................................   56,000,000   $    541,476
                                                                 ------------
PREFERRED STOCK (0.9%)
AUSTRALIA (0.6%)
News Corp. Ltd. (Broadcasting &
  Publishing)(s).................................      319,863      3,437,902
                                                                 ------------

GERMANY (0.3%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................        9,034        808,401
Volkswagen AG (Automotive)(s)....................       30,361        686,124
                                                                 ------------
                                                                    1,494,525
                                                                 ------------
  TOTAL PREFERRED STOCK (COST $3,795,717)........                   4,932,427
                                                                 ------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (0.9%)

                                                      (IN JPY)
                                                   -----------
JAPAN (0.9%)
Sanwa International Finance Trust, 1.25% due
  07/31/05.......................................  $60,000,000        567,661
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................   60,000,000      4,253,861
                                                                 ------------
  TOTAL CONVERTIBLE BONDS (COST $2,186,436)......                   4,821,522
                                                                 ------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
SHORT-TERM INVESTMENTS (0.5%)
U.S. TREASURY OBLIGATIONS (0.5%)

                                                      (IN USD)
                                                   -----------
United States Treasury Bills, 6.11%(y) due
  10/12/00, (cost $2,803,342)....................  $ 2,880,000   $  2,803,104
                                                                 ------------
TOTAL INVESTMENTS (COST $407,697,380) (97.8%)..................
                                                                  534,447,006
OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)...................
                                                                   11,816,578
                                                                 ------------
NET ASSETS (100.0%)............................................  $546,263,584
                                                                 ============

------------------------------
Note: The aggregate gross unrealized appreciation and depreciation was $150,587,417 and $23,837,791, respectively, resulting in net unrealized appreciation of investments of $126,749,626.

+ - Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $209,108,193 of the market value has been segregated.

(y) Yield to maturity.

SDR - Swedish Depository receipt

JPY - Japanese Yen

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Telecommunications................................         7.6%
Pharmaceuticals...................................         7.5%
Banking...........................................         7.4%
Electronics.......................................         6.2%
Financial Services................................         6.1%
Telecommunications - Equipment....................         5.7%
Telecommunications - Services.....................         4.5%
Broadcasting & Publishing.........................         4.3%
Food, Beverages & Tobacco.........................         4.0%
Chemicals.........................................         3.8%
Insurance.........................................         3.8%
Utilities.........................................         3.5%
Retail............................................         3.3%
Automotive........................................         3.2%
Oil - Services....................................         3.2%
Computer Peripherals..............................         2.6%
Oil - Production..................................         2.6%
Computer Software.................................         2.4%
Electric..........................................         1.8%
Electrical Equipment..............................         1.7%
Metals & Mining...................................         1.2%
Building Materials................................         1.0%
Transport & Services..............................         1.0%
Forest Products & Paper...........................         0.8%
Real Estate.......................................         0.8%
Wholesale & International Trade...................         0.8%
Diversified Manufacturing.........................         0.7%
Holding Companies.................................         0.7%
Multi-Industry....................................         0.7%
Capital Goods.....................................         0.6%
Machinery.........................................         0.6%
Railroads.........................................         0.6%
Construction & Housing............................         0.5%
Information Processing............................         0.5%
Short-Term........................................         0.5%
Automotive Supplies...............................         0.4%
Natural Gas.......................................         0.4%
Aerospace.........................................         0.3%
Communications....................................         0.3%
Entertainment, Leisure & Media....................         0.3%
Gas Exploration...................................         0.3%
Household Products................................         0.3%
Restaurants & Hotels..............................         0.3%
Truck & Freight Carriers..........................         0.3%
Airlines..........................................         0.2%
Biotechnology.....................................         0.2%
Medical Supplies..................................         0.2%
Distributors......................................         0.1%
Finance...........................................         0.1%
Manufacturing.....................................         0.1%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $407,697,380 )          $534,447,006
Foreign Currency at Value (Cost $15,223,513 )        15,093,129
Receivable for Investments Sold                       4,571,596
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  3,020,660
Dividends and Interest Receivable                     1,190,617
Foreign Tax Reclaim Receivable                          682,769
Prepaid Trustees' Fees                                      517
Prepaid Expenses and Other Assets                         1,927
                                                   ------------
    Total Assets                                    559,008,221
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     6,426,437
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  3,094,286
Payable to Custodian                                  2,726,577
Advisory Fee Payable                                    280,349
Variation Margin Payable                                 82,397
Administrative Services Fee Payable                      11,318
Administration Fee Payable                                  523
Fund Services Fee Payable                                   419
Accrued Expenses                                        122,331
                                                   ------------
    Total Liabilities                                12,744,637
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $546,263,584
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $599,619)                                                  $ 3,471,154
Interest Income                                                     332,886
                                                                -----------
    Investment Income                                             3,804,040
EXPENSES
Advisory Fee                                       $ 1,735,754
Custodian Fees and Expenses                            382,170
Administrative Services Fee                             71,127
Professional Fees and Expenses                          26,680
Fund Services Fee                                        4,873
Printing Expenses                                        4,310
Trustees' Fees and Expenses                              3,468
Administration Fee                                       2,465
Insurance Expense                                          827
Miscellaneous                                               62
                                                   -----------
    Total Expenses                                                2,231,736
                                                                -----------
NET INVESTMENT INCOME                                             1,572,304
NET REALIZED GAIN ON
  Investment Transactions                           36,055,175
  Futures Contracts                                  6,834,702
  Foreign Currency Transactions                      1,024,747
                                                   -----------
    Net Realized Gain                                            43,914,624
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                        1,725,473
  Futures Contracts                                   (836,625)
  Foreign Currency Contracts and Translations         (571,099)
                                                   -----------
    Net Change in Unrealized Appreciation                           317,749
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $45,804,677
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $  1,572,304   $     4,569,191
Net Realized Gain on Investments                      43,914,624        28,815,778
Net Change in Unrealized Appreciation of
  Investments                                            317,749        70,990,877
                                                    ------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                      45,804,677       104,375,846
                                                    ------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        219,289,357       281,385,364
Withdrawals                                         (254,886,066)     (293,180,212)
                                                    ------------   ---------------
    Net Decrease from Investors' Transactions        (35,596,709)      (11,794,848)
                                                    ------------   ---------------
    Total Increase in Net Assets                      10,207,968        92,580,998
NET ASSETS
Beginning of Period                                  536,055,616       443,474,618
                                                    ------------   ---------------
End of Period                                       $546,263,584   $   536,055,616
                                                    ============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                      FOR THE
                                                  SIX MONTHS ENDED   FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2000    --------------------------------------
                                                    (UNAUDITED)       1999    1998    1997    1996    1995
                                                  ----------------   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
Net Expenses                                            0.77%(a)      0.80%   0.79%   0.77%   0.79%   0.82%
Net Investment Income                                   0.54%(a)      0.95%   1.09%   1.47%   1.39%   1.31%
Portfolio Turnover                                        40%           70%     74%     67%     57%     59%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on October 4, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Amortization is calculated using the scientific method. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended April 30, 2000, such fees amounted to $1,735,754.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $2,465.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Co. of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 2000, the fee for these services amounted to $71,127.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $4,873 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses, shown in the financial statements represent the portfolio's allocated

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $900.

3. INVESTMENT TRANSACTIONS

      Investment transactions (excluding short-term investments) for the six months ended April 30, 2000 were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------  ------------
                                                   $218,971,218  $221,193,653

      At April 30, 2000, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       4/30/00    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
British Pound, 4,188,918, expiring 06/21/00......  $ 6,605,612  $ 6,557,589  $     (48,023)
Euro, 44,720,341, expiring 06/21/00..............   42,760,189   40,900,286     (1,859,903)
Hong Kong Dollar, 33,814,232 expiring 06/21/00...    4,344,069    4,339,089         (4,980)
Japanese Yen, 3,798,789,425 expiring 06/21/00....   36,660,746   35,480,632     (1,180,114)
Swiss Franc, 1,000,000, expiring 05/02/00........      580,414      581,226            812

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   SETTLEMENT    VALUE AT    APPRECIATION/
SALES CONTRACTS                                       VALUE       4/30/00    (DEPRECIATION)
---------------                                    -----------  -----------  --------------
Australian Dollar 4,272,623, expiring 06/21/00...  $ 2,630,483  $ 2,494,227  $     136,256
British Pound, 4,188,918, expiring 06/21/00......    6,632,945    6,557,588         75,357
British Pound, 1,368,053, expiring 05/02/00......    2,149,614    2,140,593          9,021
Euro, 26,798,413, expiring 06/21/00..............   25,730,720   24,509,267      1,221,453
Hong Kong Dollar, 22,676,748, expiring
 06/21/00........................................    2,911,000    2,909,912          1,088
Japanese Yen, 4,181,878,612, expiring 06/21/00...   40,245,282   39,058,679      1,186,603
New Zealand Dollar, 3,887,563, expiring
 06/21/00........................................    1,906,850    1,889,999         16,851
Swedish Krona, 16,747,000, expiring 06/21/00.....    1,927,158    1,876,899         50,259
Swiss Franc, 12,990,003, expiring 06/21/00.......    7,908,439    7,586,745        321,694
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     (73,626)
                                                                             =============

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

At April 30, 2000, the portfolio had open future contracts as follows:

                                                                        NET
                                                                     UNREALIZED
                                                                   APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)      OF CONTRACTS
                                                   --------------  --------------  --------------------
FTSE 100 Index, expiring June 2000...............              8   $      14,299   $           799,186
Hang Seng Index, expiring May 2000...............             86        (116,894)            8,551,199
Topix Index, expiring June 2000..................             93        (134,411)           14,263,012
                                                   -------------   -------------   -------------------
Totals...........................................            187   $    (237,006)  $        23,613,397
                                                   =============   =============   ===================

                                                                         NET
                                                                      UNREALIZED
                                                                    APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS SHORT  (DEPRECIATION)      OF CONTRACTS
                                                   ---------------  --------------  --------------------
SPI Futures, expiring June 2000..................              74   $     111,916   $         3,428,784
DJ Euro Stoxx 50 Index, expiring June 2000.......             159        (108,363)            7,690,651
                                                   --------------   -------------   -------------------
Totals...........................................             233   $       3,553   $        11,119,435
                                                   ==============   =============   ===================

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

34